Summary Of Material Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Summary of Material Accounting Policies [Line items]
Average effective tax rate	8.40%	8.50%
Stock Options Equity Settled Share Based Payments [Member]
Summary of Material Accounting Policies [Line items]
Description of vesting requirements for share based payment arrangement	over a five-year
Description of maximum term of options granted for share based payment arrangement	seven-year
Number of days proceeding the date of the grant	5 days
Phantom Share Entitlement [Member]
Summary of Material Accounting Policies [Line items]
Description of vesting requirements for share based payment arrangement	over a five-year
Description of maximum term of options granted for share based payment arrangement	seventh anniversary
Number of days proceeding the date of the grant	5 days
Excluding UAE And Bahrain [Member]
Summary of Material Accounting Policies [Line items]
Minimum tax rate percentage	15.00%
Bottom of range [member]
Summary of Material Accounting Policies [Line items]
Rental equipment useful life	5 years
Useful life measured as period of time, Intangible assets other than goodwill	2 years
Bottom of range [member] | Subsidiaries [Member]
Summary of Material Accounting Policies [Line items]
Average effective tax rate	15.00%
Top of range [member]
Summary of Material Accounting Policies [Line items]
Rental equipment useful life	30 years
Useful life measured as period of time, Intangible assets other than goodwill	11 years
Joint ventures [member]
Summary of Material Accounting Policies [Line items]
Proportion of ownership interest in joint venture	65.00%
Roska DBO [Member]
Summary of Material Accounting Policies [Line items]
Proportion of ownership interest in associate	45.00%